Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 12, 2025	Sep. 08, 2025	Jul. 11, 2025
Subsequent Events [Line Items]
Full post-share consolidation (in Shares)		15
Revised Par Value of Common Shares	$ 0.00625
Revised purchase price per share	0.2178
share consolidation price	$ 2.178
Share Consolidation	1-for-10
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Par value per share		$ 0.000625
Class B Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Par value per share		$ 0.00625
IPO [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)			15,000,000
Price per share			$ 0.000625
Gross proceeds (in Dollars)			$ 0.33
Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Outstanding ordinary shares (in Shares)		2,161,500
Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Outstanding ordinary shares (in Shares)		21,615,000